Summary of taxes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable
VAT payables	¥ 5,035	¥ 2,516
Withholding individual income taxes for employees	2,494	2,318
Income tax payable	926	1,896
Others	748	537
Total	¥ 9,203	¥ 7,267